Note 11 - Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes
Note 11 - Subsequent Events:

NOTE 11 –SUBSEQUENT EVENTS:

On April 20, 2017, we issued 40,000 common shares pursuant to the exercise of warrants sold in our 2016 private placement with an exercise price of $0.25 per share for total gross proceeds of $10,000.

NOTE 16 – SUBSEQUENT EVENTS:

On October 19, 2016, we amended a property option agreement (“Amended Agreement”) with Gunpoint Exploration Ltd. (“Gunpoint”), which had originally closed on March 31, 2015 (“Agreement”). Gunpoint granted us an exclusive and irrevocable option (“Option”) to purchase a 100% interest in Gunpoint’s Talapoosa project (the “Project”) in western Nevada.  Pursuant to the Agreement, we had the right to exercise the Option at any time beginning on March 31, 2015 and ending within thirty (30) months of March 12, 2015, unless sooner terminated (“Option Period”).  Pursuant to the Amended Agreement, our right to exercise the Option was extended through March 31, 2019 (“Amended Option Period”), subject to certain interim payments and cumulative project expenditures.

Pursuant to the Amended Agreement, during the Amended Option Period we are required to make the following expenditures and stock issuances:

•         Payment of $1 million and issuance of one million common shares of the Company by March 31, 2017;

•         Payment of $2 million and issuance of one million common shares of the Company by March 31, 2018;

•         Cumulative project expenditures of a minimum of $7.5 million by December 31, 2018;

•         Final payment of $8 million and issuance of one and a half million common shares of the Company by March 31, 2019.

Upon the date that Gunpoint receives the required payments and stock issuances (the “Closing Date”), we will have earned a 100% interest in the Project.

For a period of five years following the Closing Date (“Contingent Payment Period”), should the daily price of gold (as determined by the London PM Fix) average greater than or equal to $1,600 per ounce over any 90-day period (“Trigger Event”), we will pay Gunpoint an additional payment of $10 million (the “Contingent Payment”), of which a minimum of $5 million will be payable within six months of the Trigger Event and the remaining $5 million payable within twelve months of the Trigger Event.  The Contingent Payment is payable with 50% in cash and 50% in common shares of the Company, at our sole discretion.